Income Taxes (Reconciliation Of Income Tax Expense Based On Federal Statutory Rate) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Taxes [Abstract]
Income before income taxes	$ 6,935,694	$ 7,500,584	$ 7,136,437
Income tax expense computed at the federal statutory rate	2,358,136	2,550,199	2,426,389
State income taxes, net of federal income tax benefit	275,005	299,061	284,380
Amortization of investment tax credits	(9,039)	(14,698)	(30,155)
Other, net	14,847	12,549	10,387
Total income tax expense	$ 2,638,949	$ 2,847,111	$ 2,691,001